Note 6 - Other Assets (Details Textual) - CAD ($)	2 Months Ended
	Feb. 28, 2021	Jul. 31, 2023	Oct. 31, 2022	Jul. 31, 2022
Statement Line Items [Line Items]
Total intangible assets other than goodwill		$ 10,554,000	$ 9,363,000	$ 9,356,000
Capitilised development costs		$ 7,700,000	$ 6,200,000
Canada Stablecorp Inc.[member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate	11.00%
Purchase of interests in associates	$ 953,000